Finance Lease Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 04, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	$ 480			$ 257
Present value of minimum lease receipts	335			190
Less: unearned finance lease income	146			67
Less: unearned finance lease income	0			0
Add: unguaranteed residual value	0			0
Add: unguaranteed residual value	1			0
Total finance lease receivables	335		$ 48	190
Current portion of finance lease receivables	30			19
Long-term portion of finance lease receivables	305			171
Heartland Generation
Disclosure of recognised finance lease as assets by lessee [line items]
Long-term portion of finance lease receivables		$ 107
Current portion of finance lease receivables		$ 8
Within one year
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	48			28
Present value of minimum lease receipts	47			28
Second to fifth years inclusive
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	185			112
Present value of minimum lease receipts	159			98
More than five years
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	247			117
Present value of minimum lease receipts	$ 129			$ 64